Net Gain From Measurement Of Financial Instruments At Fair Value - Summary of Net gain from Measurement of Financial Instruments (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	$ 7,932,797	$ 1,940,516	$ 1,453,442
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	1,888,037	841,758	613,269
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	832,617	501,240	240,058
Gain / (Loss) from derivative financial instruments Forwards transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	1,506,924	383,710	(63,976)
Gain / (Loss) from derivative financial instruments Put options [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	565,217
Gain from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	180,956	385,103	188,232
Gain from investment in equity instruments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	3,327,805	20,549	476,012
Loss from sales or derecognition of financial assets at fair value [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	$ (368,759)	$ (191,844)	$ (153)